FORTIS ADVANTAGE PORTFOLIOS, INC.
Asset Allocation Portfolio
Capital Appreciation Portfolio
High Yield Portfolio

Supplement to Fortis Bond Funds Prospectus
Dated December 1, 1997

The following information supersedes any contrary information contained on page 15 of the Bond Fund's Prospectus in the section entitled "The Investment Adviser/Transfer Agent/Dividend Agent":

Ho Wang has replaced Charles J. Dudley as a member of the High Yield Portfolio's portfolio management team. From October 1995 to June 1998 Mr. Wang was a Senior Securites Analyst for Lord Abbet & Co. in New York,
New York. From April 1992 to October 1995 he was a portfolio manager for New York Life in New York, New York. Mr. Wang is located at One
Chase Manhattan Plaza, New York, NY 10005.


Supplement to Fortis Stock Funds Prospectus
Dated January 1, 1998

The following information supersedes any contrary information contained on pages 20-21 of the Fund's Prospectus in the section entitled "Portfolio Management":

Ho Wang has replaced Charles J. Dudley as a member of the Asset
Allocation Portfolio's portfolio management team. Mr. Wang has management responsibility for the below investment-grade securities contained in the fixed income portion of the Portfolio. From October 1995 to June 1998 Mr. Wang was a Senior Securites Analyst for Lord Abbet & Co.
in New York, New York. From April 1992 to October 1995 he was a portfolio manager for New York Life in New York, New York. Mr. Wang is located at One Chase Manhattan Plaza, New York, NY 10005.

Laura E. Granger has replaced Keith R. Thomson as the portfolio manager for the Capital Appreciation Portfolio. From July 1993 to July 1998 Ms. Granger was portfolio manager for General Motors Investment Management in New York, New York. From July 1992 to July 1993, she was a portfolio manager for Dean Witter Intercapital in New York, New York. Ms. Granger is located at One Chase Manhattan Plaza, New York, NY 10005.